Financial Instruments (Details 2) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
1 US dollar [Member]
Financial Instruments [Line Items]
Rate of change %	(9.80%)	(1.50%)	0.30%
Reporting date spot rate	₪ 3.467	₪ 3.845	₪ 3.902
1 euro
Financial Instruments [Line Items]
Rate of change %	2.70%	(4.80%)	(10.10%)
Reporting date spot rate	₪ 4.153	₪ 4.044	₪ 4.2468
Israeli CPI in points
Financial Instruments [Line Items]
Rate of change %	0.30%	(0.30%)	(0.90%)
Reporting date spot rate	₪ 140	₪ 139.59	₪ 140.01